Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating lease, expiration date		Apr. 30, 2020
Remaining operating lease termination date		Apr. 23, 2020
Operating lease, rent expenses		$ 13,508	$ 13,375	$ 26,828	$ 8,932	$ 35,706	$ 0
Subsequent Event [Member]
Operating lease, rent expenses	$ 7,862